Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001111928
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	IPG PHOTONICS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33155
Entity Tax Identification Number	04-3444218
Entity Address, Address Line One	377 Simarano Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	508
Local Phone Number	373-1100
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPGP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false